As filed with the Securities and Exchange Commission on August 5, 2008

File No. 333-149934

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[X]

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Numbers, Including Area Code)

Copies to:

Kent W. Gasaway
5420 W. 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

The sole purpose for this filing is to submit exhibits on Part C.  This Post-Effective Amendment incorporates by reference Parts A and B of Pre-Effective Amendment No. 1, filed on June 6, 2008.

PART C

OTHER INFORMATION

Item 15.  Indemnification

(a) Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund, Inc.:

Reference is made to Article NINTH of the Registrants’ Articles of Incorporation, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(A)           To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages.  This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(B)           The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law.  The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

(C)           No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(D)           References to the Maryland General Corporation Law in this Article are to the law as from time to time amended.  No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

(E)           Each provision of this Article NINTH shall be severable from the remainder, and the invalidity of any such provision shall not affect the validity of the remainder of this Article NINTH.

(b) Buffalo Funds:

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

Item 16.  Exhibits.

(1) Charter Documents.

(a)           Articles of Incorporation for Buffalo Balanced Fund, Inc. filed and effective in Maryland on January 25, 1994 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on June 1, 1999.

(i)
Articles Supplementary for Buffalo Balanced Fund, Inc. filed and effective in Maryland on March 19, 2004 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the SEC via EDGAR on July 29, 2004.

(b)           Articles of Incorporation for Buffalo Large Cap Fund, Inc. filed and effective in Maryland on November 23, 1994 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87346 and 811-08900) as filed with the SEC via EDGAR on June 1, 1999.

(i)
Articles of Amendment to effect name change from Buffalo Equity Fund, Inc. to Buffalo Large Cap Fund, Inc. filed and effective in Maryland on March 1, 2002 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A. (File Nos. 33-87346 and 811-8900) as filed with the SEC via EDGAR on July 29, 2002.

(c)           Articles of Incorporation for Buffalo High Yield Fund, Inc. filed and effective in Maryland on November 23, 1994 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on July 30, 2004.

(i)
Articles of Amendment to effect name change from Buffalo Premium Income Fund, Inc. to Buffalo High Yield Fund, Inc. filed and effective in Maryland on May 11, 1995 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on June 1, 1999.

(ii)
Articles Supplementary for Buffalo High Yield Fund, Inc. filed and effective in Maryland on March 15, 2002 are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on July 29, 2004.

(iii)
Articles Supplementary for Buffalo High Yield Fund, Inc. filed and effective in Maryland on December 9, 2003 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on July 30, 2004.

(d)           Articles of Incorporation for Buffalo USA Global Fund, Inc. filed and effective in Maryland on November 23, 1994 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87146 and 811-08896) as filed with the SEC via EDGAR on June 1, 1999.

(e)           Articles of Incorporation for Buffalo Small Cap Fund, Inc. filed and effective in Maryland on October 16, 1997 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 1, 1999.

(i)
Articles Supplementary for Buffalo Small Cap Fund, Inc. filed and effective in Maryland on February 14, 2002 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on July 29, 2002.

(f)           Buffalo Funds

(i)
Agreement and Declaration of Trust for Buffalo Funds dated February 14, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(ii)
Certificate of Trust for Buffalo Funds as filed with the State of Delaware on February 14, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(iii)
Officer’s Certificate with respect to establishing and designating the Buffalo Jayhawk China Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 15, 2006.

(2) By-Laws

(a)           Amended and Restated By-Laws as of October 27, 1999 of Buffalo Balanced Fund, Inc. are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on March 27, 2008.

(b)           Amended and Restated By-Laws as of October 27, 1999 of Buffalo High Yield Fund, Inc. are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on March 27, 2008.

(c)           Amended and Restated By-Laws as of October 27, 1999 of Buffalo Large Cap Fund, Inc. – are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on March 27, 2008.

(d)           Amended and Restated By-Laws as of October 27, 1999 of Buffalo Small Cap Fund, Inc. are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on March 27, 2008.

(e)           Amended and By-Laws as of October 27, 1999 of Buffalo USA Global Fund, Inc. are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on March 27, 2008.

(f)           By-Laws of Buffalo Funds are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(3) Not Applicable.

(4) Agreement and Plan of Reorganization – Filed as an Appendix to the Combined Prospectus and Proxy Statement and incorporated herein by reference.

(5) Instruments Defining Rights of Security Holders – Incorporated by reference to Exhibits (1) and (2).

(6) Investment Advisory Contracts

(a)           Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Balanced Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the SEC via Edgar on June 7, 2001.

(b)           Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Large Cap Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87346 and 811-08900) as filed with the SEC via EDGAR on June 7, 2001.

(c)           Management Agreement between Kornitzer Capital Management, Inc. and Buffalo High Yield Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on June 7, 2001.

(d)           Management Agreement between Kornitzer Capital Management, Inc. and Buffalo USA Global Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87146 and 811-08896) as filed with the SEC via EDGAR on June 7, 2001.

(e)           Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Small Cap Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 7, 2001.

(f)           Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund, dated February 14, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 4, 2001.

(g)           Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Micro Cap Fund, dated May 20, 2004 is incorporated herein by reference to Registrant’s Registration Statement on Form N1-A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on May 19, 2004.

(h)           Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Jayhawk China Fund, dated December 18, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 15, 2006.

(i)           Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo International Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on September 27, 2007.

(j)           Sub-Advisory Agreement between Kornitzer Capital Management, Inc. and Jayhawk Capital Management LLC relating to the Buffalo Jayhawk China Fund, effective as of December 18, 2006 is incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 15, 2006.

(k)           Form of Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on April 15, 2008.

(7) Underwriting Agreement

(a)           Form of Distribution Agreement between Quasar Distributors, LLC., Kornitzer Capital Management, Inc., Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo Funds dated April 25, 2003 is incorporated herein by reference to each of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 30, 2003.

(i)
Amended Exhibit A to the Distribution Agreement is incorporated herein by reference to Buffalo Funds’ Registration Statement on Form N1-A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on May 19, 2004.

(ii)
Amended Exhibit A to the Distribution Agreement contemplating the addition of the Buffalo Jayhawk China Fund is incorporated by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 15, 2006.

(iii)
Amended Exhibit A to the Distribution Agreement contemplating the addition of the Buffalo International Fund is incorporated by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on September 27, 2007.

(iv)
Amended Exhibit A to the Distribution Agreement regarding addition of the Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on April 15, 2008.

(8) Not Applicable.

(9) Custodian Agreement.

(a)           Form of Custodian Agreement between U.S. Bank, N.A. and each of the Registrants is incorporated herein by reference to Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR July 30, 2003.

(i)
Amended Exhibit C to the Custodian Agreement is incorporated herein by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on September 27, 2007.

(ii)
Amended Exhibit C to the Amended and Restated Custody Agreement regarding addition of the Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on April 15, 2008.

(10) Not applicable.

(11) Opinion of Counsel regarding legality of issuance of shares and other matters.

(a)           Opinion and Consent of Counsel for Buffalo Balanced Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 28, 2000.

(b)           Opinion and Consent of Counsel for Buffalo Large Cap Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87346 and 811-08900) as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 28, 2000.

(c)           Opinion and Consent of Counsel for Buffalo High Yield Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed wit the Securities and Exchange Commission (the “SEC”) via EDGAR on July 29, 2002.

(d)           Opinion and Consent of Counsel for Buffalo USA Global Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87146 and 811-08896) as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 28, 2000.

(e)           Opinion and Consent of Counsel for Buffalo Small Cap Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 28, 2000.

(f)           Buffalo Funds

(i)
Opinion and Consent of Counsel for Buffalo Funds is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on May 19, 2004.

(ii)
Opinion and Consent of Counsel for Buffalo Funds is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 15, 2006.

(iii)
Opinion and Consent of Counsel for Buffalo Funds is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on September 27, 2007.

(iv)	Opinion and Consent of Counsel for Buffalo Funds – filed herewith.

(12) Opinion of Counsel on tax matters – filed herewith.

(13) Other Material Contracts.

(a)           Master Services Agreement between Kornitzer Capital Management, investment advisor and manager of the Registrants and U.S. Bancorp Fund Services, LLC dated April 25, 2003 is incorporated herein by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

(i)
Amendment to Master Services Agreement regarding AML services dated as of February 20, 2004 is incorporated herein by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

(ii)
Amendment to Master Services Agreement regarding addition of Micro Cap Fund is incorporated herein by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

(iii)
Amendment to Master Services Agreement regarding addition of the Buffalo Jayhawk China Fund is incorporated by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 15, 2006.

(iv)
Amendment to Master Services Agreement regarding addition of the Buffalo International Fund is incorporated by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on September 27, 2007.

(v)
Amendment to Master Services Agreement regarding addition of the Buffalo the Buffalo Balanced Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Small Cap Fund and Buffalo USA Global Fund is incorporated by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on April 15, 2008.

(14) Consent of Independent Registered Public Accounting Firm – are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on March 27, 2008.

(15) Not Applicable.

(16) Power of Attorney.

(a)           Power of Attorney for Buffalo Funds is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on May 20, 2005.

(b)           Power of Attorney for Buffalo Balanced Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the SEC via EDGAR on May 20, 2005.

(c)           Power of Attorney for Buffalo Large Cap Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87346 and 811-8900) as filed with the SEC via EDGAR on May 20, 2005.

(d)           Power of Attorney for Buffalo High Yield Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-8898) as filed wit the SEC via EDGAR on May 20, 2005.

(e)           Power of Attorney for Buffalo USA Global Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87146 and 811-8896) as filed with the SEC via EDGAR on May 20, 2005

(f)           Power of Attorney for Buffalo Small Cap Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File No. 333-149934) as filed with the SEC via EDGAR on June 6, 2008

(17) Proxy Cards:
Form of Proxy Cards is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File No. 333-149934) as filed with the SEC via EDGAR on June 6, 2008

Item 17.  Undertakings.

None

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Kansas City, and the State of Missouri on the 5th day of August, 2008.

Buffalo Balanced Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo Large Cap Fund, Inc.
Buffalo Small Cap Fund, Inc.
Buffalo USA Global Fund, Inc.
Buffalo Funds

Kent W. Gasaway*
Kent W. Gasaway
President/Treasurer/ Trustee/Director[1]
1 Kent Gasaway is currently a Director for only the Buffalo Small Cap Funds, Inc.

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

Kent W. Gasaway* Kent W. Gasaway	President, Treasurer and Trustee/Director	August 5, 2008
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee/Director	August 5, 2008
Gene M. Betts* Gene M. Betts	Trustee/Director	August 5, 2008
Thomas S. Case* Thomas S. Case	Trustee/Director	August 5, 2008
J. Gary Gradinger* J. Gary Gradinger	Trustee/Director	August 5, 2008
Philip J. Kennedy* Philip J. Kennedy	Trustee/Director	August 5, 2008
Grant P. Sarris* Grant P. Sarris	Trustee/Director	August 5, 2008

* By: /s/ Kent W. Gasaway Kent W. Gasaway
(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Opinion and Consent of Counsel	EX.11.f.iv.
Opinion of Counsel on Tax Matters	EX.16.12